Benefit Plans (Benefit Plan Funded Status and Components of Net Periodic Pension Cost) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Benefit Plans [Abstract]
Benefit obligation	$ 4,043	$ 3,687	$ 3,612
Interest cost	252	247
Actuarial loss (gain)	266	(14)
Benefits paid	(162)	(158)
Fair value of assets	4,157	3,081	2,987
Actual return on plan assets	538	(49)
Contributions	700	301
Accumulated benefit obligation	4,043	3,687
Projected benefit obligation	(4,043)	(3,687)	(3,612)
Funded status	114	(606)
Prepaid (accrued pension cost included in other assets (liabilities)	$ 114	$ (606)